DEBT - D&O Insurance Premium Financing (Details) - D&O Insurance Premium Financing	Jul. 15, 2025 USD ($) M	Dec. 31, 2025 USD ($)
DEBT
Accrued insurance	$ 434,500
Payment Of Insurance Premium	108,625
Principal amount	$ 325,875
Interest rate (in percent)	8.39%
Periodic payment, number of installments | M	9
Periodic payments	$ 37,486
Outstanding		$ 147,000